SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2016
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

7.	SEGMENT INFORMATION

The Company and the chief operating decision maker, or CODM, measure performance based on the Company's overall return to shareholders based on consolidated net income. The CODM does not review a measure of operating result at a lower level than the consolidated group. Consequently, the Company has only one reportable segment: tankers, following the reclassification of the results of Golden Ocean as discontinued operations. The tankers segment includes crude oil tankers and product tankers.

The Company's management does not evaluate performance by geographical region as this information is not meaningful.

Revenues from two customers in the year ended December 31, 2016 accounted for 10% or more of the Company's consolidated revenues in the amounts of $117.8 million and $78.0 million

Revenues from one customer in the year ended December 31, 2015, accounted for 10% or more of the Company's consolidated revenues in the amount of $71.3 million. Revenues from one customer in the year ended December 31, 2014, accounted for 10% or more of the Company's consolidated revenues in the amount of $41.0 million.